BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2016
BORROWINGS [Abstract]
Schedule of Short-term Borrowings
	As of December 31,
	2015	2016
	RMB	RMB
Short-term bank borrowings	2,562,383,328	5,245,641,157
Long-term bank borrowings—current portion	27,480,800	242,987,883
Total short-term borrowings	2,589,864,128	5,488,629,040

Schedule of Long-term Borrowings
	As of December 31,
	2015	2016
	RMB	RMB
Long-term bank borrowings	1,336,160,627	731,507,442
Less: Current portion	(27,480,800)	(242,987,883)
Total long-term borrowings	1,308,679,827	488,519,559

Schedule of Long-term Future Principal Repayments
Year ended December 31,	RMB
2017	242,987,883
2018	184,370,000
Thereafter	304,149,559
Total	731,507,442